Condensed interim consolidated statement of cash flows - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of cash flows [abstract]
Profit before tax from continued operations	$ 432,200	$ (5,692,847)
Profit/(loss) for the year before tax	432,200	(5,692,847)
Adjustments to reconcile profit/(loss) before tax to net cash flows:
Depreciation of property and equipment		130,529
Depreciation of right-of-use assets	58,297	92,603
Amortization of intangible assets	15,594	19,916
Other non - cash loss/(income)	(90,910)	2,478,195
Change in fair value of financial liabilities	(836,384)	(1,647,913)
Provision for employees' end of service benefits	12,391
Adjustments to reconcile profit/(loss) before tax to net cash flows	1,263,956	(1,323,691)
Changes in working capital:
Trade and other receivables	(1,864,435)	1,180,067
Prepaid expenses and other current assets	(12,330)	625,002
Due to related party		(131,523)
Accounts payable, accruals and other payables	129,153	(699,808)
Current tax liabilities	233,546	(162,934)
Net cash flows (used in)/from operating activities	(250,110)	(512,887)
Cash flows from an investing activity
Sublease rentals received		366,785
Purchase of property and equipment	(2,950)
Net cash flows from investing activities	(2,950)	366,785
Cash flows from financing activities
Proceeds from issuance of convertible notes	2,000,000
Finance lease liabilities paid, net of accretion	(236,844)	(339,540)
Net cash flows used in financing activities	1,763,156	(339,540)
Net (decrease)/increase in cash and cash equivalents	1,510,096	(485,642)
Cash and cash equivalents at the beginning of the period	4,958,983	2,924,016
Effects of exchange rate changes on cash and cash equivalents	(1,592,096)	(1,254,584)
Cash and cash equivalents at the end of the period	$ 4,876,983	$ 1,183,790